Subsequent Events	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Subsequent Events
22.	Subsequent Events

Issuance of Common Stock and Warrants for Cash

On July 2, 2020, the Company entered into a Purchase Agreement with Credit Suisse Capital LLC, pursuant to which the Company sold 2,162,163 shares of the Company’s common stock at a purchase price of $9.25 per share for an aggregate purchase price of $20.0 million.

Termination of Credit Agreement

On July 8, 2020, the Company entered into a Termination and Release Agreement with HLEE Finance to terminate the Credit Agreement. The Company did not draw down on the Credit Agreement during its term.

Share Purchase Agreement

On July 10, 2020, we entered into a Share Purchase Agreement (the “SPA”) with C2A2 Corp. AG Ltd. and Aston Fallen (the “Purchaser”). Pursuant to the terms of the SPA, the Purchaser agreed to acquire all of the 1,000 shares of Facebank AG common stock, held by the Company. The transaction closed on July 10, 2020 and the Company redeemed an aggregate of 3,633,114 shares of the Company’s common stock at a redemption price of $0.0001 per share in exchange for 4,833,114 new shares of Company common stock at a sale price of $0.0001 per share, resulting in a net issuance of 1,200,000 new shares of the Company’s common stock. The Company expects to recognize a gain of approximately $8.3 million on this transaction during the third quarter.

Credit Agreement

On July 16, 2020, we entered into a Credit Agreement (the “Access Road Credit Agreement”) with Access Road Capital LLC (the “Lender”). Pursuant to the terms of the Access Road Credit Agreement, the Lender extended a term loan (the “Loan”) to us with a principal amount of $10.0 million. The Loan bears interest at a fixed rate of 13.0% per annum and matures on July 16, 2023.

Fubo TV Pre-Merger [Member]
Subsequent Events

13. Subsequent Events

The Company has reviewed and evaluated subsequent events from the balance sheet date through July 8, 2020.

Merger Agreement

On April 1, 2020, fuboTV Acquisition Corp., a Delaware corporation (“Merger Sub”) and a wholly-owned subsidiary of FaceBank, merged with and into fuboTV, whereby fuboTV continued as the surviving corporation and became a wholly-owned subsidiary of FaceBank pursuant to the terms of the Merger Agreement.

In accordance with the terms of the Merger Agreement, at the effective time of the Acquisition (the “Effective Time”), all of the capital stock of fuboTV was converted into the right to receive 32,324,362 shares of a newly created class of Series AA Convertible Preferred Stock of FaceBank, par value $0.0001 per share (the “Series AA Preferred Stock”).  In addition, each outstanding option to purchase shares of common stock of fuboTV was assumed by FaceBank and converted into an option to acquire FaceBank’s common stock. As of April 1, 2020, the aggregate number of shares of FaceBank’s common stock subject to options as a result of the foregoing is 8,051,098, which are exercisable at a weighted average price of $1.32 per share.

Each share of Series AA Preferred Stock is entitled to 0.8 votes per share and is convertible into two (2) shares of FaceBank’s common stock, and shall only be convertible immediately following the sale of such shares on an arms’-length basis either pursuant to an exemption from registration under Rule 144 promulgated under the Securities Act of 1933 (the “Securities Act”) or pursuant to an effective registration statement under the Securities Act. Until the time the Company is able to uplist to a national securities exchange, the Series AA Preferred Stock benefits from certain protective provisions that, for example, requires the Company to obtain the approval of a majority of the shares of outstanding Series AA Preferred Stock, voting as a separate class, before undertaking certain matters. The effect of the Merger and the terms of the Series AA Preferred Stock is to initially establish an approximate two-thirds majority ownership of FaceBank on a common equivalent basis for the pre-Merger fuboTV shareholders while preserving a majority voting interest for the pre-Merger FaceBank shareholders.

13. Subsequent Events

The Company has reviewed and evaluated subsequent events that occurred through April 30, 2020, the date the financial statements were available to be issued.

On March 23, 2020, the Company entered into a merger agreement with Facebank Group, Inc. (“Facebank”). The merger closed on April 1, 2020 whereby the Company became a wholly-owned subsidiary of Facebank.

In February 2020, the Company entered into sublease with Welltower, Inc. to lease approximately 6,300 square feet of office space in New York, NY. The lease commenced in March 2020 and is effective through July 30, 2021. The annual rent for the space is $455.